Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 5, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Trust for Advised Portfolios (the “Trust”)
    Securities Act Registration No: 333-108394
    Investment Company Act Registration No: 811-21422
Miller Value Partners Leverage ETF
Miller Value Partners Appreciation ETF

To the Commission:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 270 and Amendment No. 271 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding two new series to the Trust, Miller Value Partners Leverage ETF and Miller Value Partners Appreciation ETF.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.
Very truly yours,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios